Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Categorization of the Financial Instruments, Excluding Cash and Cash Equivalents
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2018 and 2019:

	December 31, 2018
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	9,987,851	Ps.	—	Ps.	39,028,083
Accounts receivable from subscribers, distributors, contractual assets and other		185,202,494		—		—
Related parties		1,263,605		—		—
Derivative financial instruments		—		5,287,548		—

Total	Ps.	196,453,950	Ps.	5,287,548	Ps.	39,028,083

Financial Liabilities:
Debt	Ps.	638,922,453	Ps.	—	Ps.	—
Accounts payable		221,957,267		—		—
Related parties		2,974,213		—		—
Derivative financial instruments		—		17,107,579		—

Total	Ps.	863,853,933	Ps.	17,107,579	Ps.	—

	December 31, 2019
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	10,145,615	Ps.	—	Ps.	37,572,410
Accounts receivable from subscribers, distributors, contractual assets and other		196,217,010		—		—
Related parties		1,273,140		—		—
Derivative financial instruments		—		6,825,760		—

Total	Ps.	207,635,765	Ps.	6,825,760	Ps.	37,572,410

Financial Liabilities:
Debt	Ps.	624,254,477	Ps.	—	Ps.	—
Liability related to right-of-use of assets		120,596,733		—		—
Accounts payable		216,112,824		—		—
Related parties		3,460,419		—		—
Derivative financial instruments		—		9,596,751		—

Total	Ps.	964,424,453	Ps.	9,596,751	Ps.	—

Summary of Fair Value for the Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities
The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2018 and 2019 is as follows:

	Measurement of fair value at December 31, 2018
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	39,028,083	Ps.	9,987,851	Ps.	—	Ps.	49,015,934
Derivative financial instruments		—		5,287,548		—		5,287,548
Pension plan assets		186,557,731		17,096,344		17,047		203,671,122

Total	Ps.	225,585,814	Ps.	32,371,743	Ps.	17,047	Ps.	257,974,604

Liabilities:
Debt	Ps.	594,713,342	Ps.	99,723,251	Ps.	—	Ps.	694,436,593
Derivative financial instruments		—		17,107,579		—		17,107,579

Total	Ps.	594,713,342	Ps.	116,830,830	Ps.	—	Ps.	711,544,172

	Measurement of fair value at December 31, 2019
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	37,572,410	Ps.	10,145,615	Ps.	—	Ps.	47,718,025
Derivative financial instruments		—		6,825,760		—		6,825,760
Pension plan assets		185,981,861		20,294,557		24,404		206,300,822

Total	Ps.	223,554,271	Ps.	37,265,932	Ps.	24,404	Ps.	260,844,607

Liabilities:
Debt	Ps.	582,003,256	Ps.	101,667,421	Ps.	—	Ps.	683,670,677
Liability related to right-of-use of assets		120,596,733		—		—		120,596,733
Derivative financial instruments		—		9,596,751		—		9,596,751

Total	Ps.	702,599,989	Ps.	111,264,172	Ps.	—	Ps.	813,864,161

Summary of Changes in Liabilities Arising From Financing Activities
Changes in liabilities arising from financing activities

	At December 31, 2017		Cash flow		Foreign currency exchange and other		At December 31, 2018

Total liabilities from financing activities	Ps.	697,884,899	Ps.	(34,050,923)	Ps.	(24,911,523)	Ps.	638,922,453

	At December 31, 2018	At January 1, 2019	Cash flow	Foreign currency exchange and other	At December 31, 2019
Debt	Ps. 638,922,453	Ps. —	Ps. 8,273,440	Ps. (22,941,416)	Ps. 624,254,477
Liability related to right-of-use of assets	—	119,387,660	(26,765,075)	27,974,148	120,596,733

Total liabilities from financing activities	Ps. 638,922,453	Ps. 119,387,660	Ps. (18,491,635)	Ps. 5,032,732	Ps. 744,851,210